Business Activity (Segment Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Gross Sales	$ 7,296,401	$ 8,809,668
Gross Profit (Loss)	4,095,010	6,052,635
Comprehensive Income (Loss)	(9,586,182)	(4,180,259)
Total Assets	11,775,360	8,977,776
less Eliminations	0	0
Net Total Assets	11,775,360	8,977,776
TMP
Segment Reporting Information [Line Items]
Gross Sales	6,440,058	8,282,734
Gross Profit (Loss)	5,103,184	7,033,212
Comprehensive Income (Loss)	(8,578,008)	(3,089,429)
Total Assets	14,453,535	12,844,524
less Eliminations	(2,705,802)	(3,979,936)
Net Total Assets	11,747,733	8,864,588
CCPI
Segment Reporting Information [Line Items]
Gross Sales	856,343	526,934
Gross Profit (Loss)	(1,008,174)	(980,577)
Comprehensive Income (Loss)	(1,008,174)	(1,090,830)
Total Assets	(2,678,175)	(3,866,748)
less Eliminations	2,705,802	3,979,936
Net Total Assets	$ 27,627	$ 113,188